Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions and Balances

14. Related Party Transactions and Balances

(a) The Company entered into the following transactions in the normal course of operations with related parties:

	For the year ended December 31,
	2025	2024	2023
Rent expenses to SinoBioway Biotech Group Co. Ltd. ("SinoBioway") (i)	$—	$—	$252
Rent expenses to Dalian Jin Gang Group ("Jin Gang") (ii)	21	21	22
Service fee to Dalian Jin Gang Group ("Jin Gang") (ii)	6	6	6
Interest expense to Dalian Jin Gang Group ("Jin Gang") (iii)	—	—	168
Service fee to Synermore Biologics (Suzhou) Co., Ltd. ("Synermore") (iv)	170	—	—
Interest income from Keyvac (v)	2,002	876	—
Interest income from Synermore Biologics (Suzhou) Co., Ltd. ("Synermore") (vi)	444	263	—
Sales revenue from Keyvac (vii)	16,705	10,980	—
Service revenue from Synermore Biologics (Suzhou) Co., Ltd. ("Synermore") (viii)	296	206	—
Service revenue from Mr. Weidong Yin (ix)	24	—	—
Litigation settlement loss to 1Globe Capital LLC (x)	9,000	—	—

(i) The Company entered into four operating lease agreements with SinoBioway, the non-controlling shareholder of Sinovac Beijing, with respect to Sinovac Beijing's production plant and laboratory in Beijing, China. The titles of the properties the Company leased were transferred to Beijing Haixinyu Urban Renewal Group Co., Ltd. in May 2023, and the leases have not been deemed related party transactions since then.

(ii) In 2019, the Company entered into an operating lease agreement with Jin Gang, the non-controlling shareholder of Sinovac Dalian, to rent refrigeration storage. In 2019, the Company also entered into a management service agreement with Jin Gang, pursuant to which it provided the Company with management services related to the operating lease agreement at an annual management service fee of RMB100. The management service agreement was amended on June 30, 2019 and November 18, 2024, and the annual management service fee was changed to $6 (RMB44). As of December 31, 2024, no right-of-use asset and no lease liability related to the lease with Jin Gang were recorded, as the agreement expired on December 31, 2024. In 2025, the Company renewed the aforementioned operating lease agreement with Jin Gang for refrigeration storage use. The revised lease commenced on January 1, 2025 and has a term of 3 years, with an annual rent of $21 (RMB0.2 million). As of December 31, 2025, $43 in right-of-use assets and $37 in current and non-current lease liabilities were recorded in connection with the leases with Jin Gang.

(iii) The interest expense refers to the loan brought from Jin Gang in 2017, the loan is unsecured, bearing interest at 6.5% per year and payable monthly, the principal and interest of the loan were fully repaid in 2023.

(iv) In 2025, the Company entered into a market and promotion service agreement with Synermore to facilitate the promotion and sales of adsorbed tetanus vaccine. The agreement commenced on November 1, 2025 and will expire on December 31, 2030. The amount represents the service fees incurred for the year ended December 31, 2025.

(v) In 2024, the Company entered into two loan agreements with Keyvac, with total principal amounting to $25 million. These loans are to be repaid on June 8, 2027 and December 19, 2027, respectively. The loans are unsecured, bearing an annual interest rate of 8%, with interest payable quarterly. The amount represents the interest income for the years ended December 31, 2025 and 2024.

(vi) In 2024, the Company entered into a loan agreement with Synermore, a subsidiary of SKY Biologics, with a principle amount of $9 million (RMB63 million). A supplementary agreement was signed in May 2025, whereby the loan term was extended from May 21, 2025 to May 21, 2028. This loan is unsecured, bearing an annual interest rate of 5%, with interest payable on the due date. The amount represents the interest income for the years ended December 31, 2025 and 2024.

(vii) The Company sold vaccines to Keyvac, and the amount represents revenue from vaccines sales for the years ended December 31, 2025 and 2024.

(viii) The Company provided vaccine pharmacovigilance, technical testing, and personnel secondment services to Synermore, and the amount represents the revenue from services provided for the years ended December 31, 2025 and 2024.

(ix) In 2025, the Company provided construction supervision services to Mr. Weidong Yin, one of Sinovac Antigua's directors and its chief executive officer, in connection with his personal residence. The Company recognized revenue of $24, and the full amount had been collected as of December 31, 2025.

(x) The amount represents litigation settlement loss incurred in 2025 in connection with 1Globe Capital LLC. Further details are provided in Note 19 – Antigua Litigation.

(xi) In 2023, Sinovac Life Sciences entered into an agreement with China Minsheng Bank Co., Ltd to provide a loan guarantee to SKY Biologics in the amount of approximately $194.4 million (RMB1.4 billion). Sinovac Hong Kong and Keding Investment (Hong Kong) Limited hold 45.00% and 55.00% equity interests in SKY Biologics, respectively, and have also provided counter guarantees to Sinovac Life Science proportionately with respect to its loan guarantee.

On April 24, 2026, the Company approved the provision of a loan by Sinovac Hong Kong of $11,000 to SKY Biologics for its operations. As of the date of this annual report, the loan agreement has not been signed.

(b) The Company had the following significant related party balances as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Current:
Due from
Interest receivable (i)	$1,003	$538
Accounts receivable (ii)	21,515	10,893
Due to
Accrued expenses (iii)	1,157	—
Deferred revenue (iv)	197	—
Non - current:
Due from
Loan receivable (i)	34,014	33,612

(i) The balance of loan and interest receivable due from Keyvac as of December 31, 2025 were $25,000 (2024 - $24,848) and $276 (2024 - $275), respectively. The balance of loan and interest receivable due from Synermore as of December 31, 2025 were $9,014 (2024 - $8,764) and $727 (2024 - $263), respectively.

(ii) The balance of accounts receivable due from Keyvac and Synermore resulted from revenue from vaccines sales and services as of December 31, 2025 were $21,420 (2024 - $10,813) and $95 (2024 - $80), respectively.

(iii) The balance of accrued expenses due to Synermore resulted from service fees incurred were $174 as of December 31, 2025. The balance of accrued expenses represents litigation settlement loss incurred in connection with 1Globe Capital LLC were $983 as of December 31, 2025.

(iv) The balance was advance payments collected from Keyvac in respect of medical devices and accessories sales as of December 31, 2025.